Consolidated Condensed Interim Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017
Preferred stock, par value	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock special voting shares issued	1	1		1
Common stock, par value	$ 0.001	$ 0.001		$ 0.001
Common stock, shares authorized	7,000,000	7,000,000		5,000,000
Common stock, shares issued	2,620,033	22,966,668		1,450,963
Series A Preferred Stock
Preferred stock, shares issued	278,530	278,530		278,530
Preferred stock, shares outstanding	278,530	278,530		278,530
Series B Preferred Stock
Preferred stock, shares issued	841,113	881,113	881,113	881,113
Preferred stock, shares outstanding	841,113	881,113	881,113	881,113